Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 118,013	$ 58,404	$ 241,765	$ 209,976	$ 75,884
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	59,862	56,936	235,410	200,918	65,874
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	1,412	$ 1,468	$ 6,355	$ 9,058	$ 10,010
Right-Of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 56,739